Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.75%
Advertising–1.46%
Trade Desk, Inc. (The), Class A(b)	1,950,392	$250,722,892
Aerospace & Defense–0.76%
TransDigm Group, Inc.	103,698	129,930,483
Application Software–5.55%
Atlassian Corp., Class A(b)	1,325,333	349,331,272
Autodesk, Inc.(b)	270,886	79,071,623
Datadog, Inc., Class A(b)	593,912	90,720,058
HubSpot, Inc.(b)(c)	484,000	348,988,200
Salesforce, Inc.	254,453	83,966,946
		952,078,099
Asset Management & Custody Banks–6.60%
Blackstone, Inc., Class A	2,811,313	537,213,801
KKR & Co., Inc., Class A	3,650,338	594,530,550
		1,131,744,351
Automobile Manufacturers–1.67%
Tesla, Inc.(b)	828,207	285,863,928
Biotechnology–0.18%
Regeneron Pharmaceuticals, Inc.(b)	41,436	31,086,116
Broadline Retail–8.43%
Amazon.com, Inc.(b)	6,124,035	1,273,125,636
MercadoLibre, Inc. (Brazil)(b)	86,350	171,419,430
		1,444,545,066
Building Products–0.85%
Johnson Controls International PLC	1,736,414	145,615,678
Casinos & Gaming–1.40%
Flutter Entertainment PLC (United Kingdom)(b)	865,536	239,164,907
Communications Equipment–2.77%
Arista Networks, Inc.(b)	815,470	330,934,035
Motorola Solutions, Inc.	289,041	144,433,788
		475,367,823
Construction Machinery & Heavy Transportation Equipment– 1.17%
Wabtec Corp.	1,003,306	201,283,250
Construction Materials–0.40%
Martin Marietta Materials, Inc.	114,938	68,962,800
Consumer Staples Merchandise Retail–0.38%
Costco Wholesale Corp.	66,360	64,493,957
Diversified Financial Services–1.25%
Apollo Global Management, Inc.	1,225,696	214,533,571
Diversified Metals & Mining–0.56%
Teck Resources Ltd., Class B (Canada)	2,061,524	96,231,940
Diversified Support Services–0.73%
Cintas Corp.	555,577	125,443,731
Shares		Value
Electrical Components & Equipment–2.63%
Eaton Corp. PLC	474,668	$178,199,861
Vertiv Holdings Co., Class A	2,142,617	273,397,929
		451,597,790
Financial Exchanges & Data–0.98%
S&P Global, Inc.	322,120	168,310,921
Food Distributors–0.50%
US Foods Holding Corp.(b)	1,231,311	85,908,568
Health Care Equipment–3.83%
Boston Scientific Corp.(b)	2,061,138	186,862,771
DexCom, Inc.(b)(c)	612,830	47,794,612
Intuitive Surgical, Inc.(b)	777,258	421,273,836
		655,931,219
Home Improvement Retail–0.98%
Lowe’s Cos., Inc.	619,060	168,650,516
Hotels, Resorts & Cruise Lines–1.70%
Booking Holdings, Inc.	56,007	291,347,294
Industrial Machinery & Supplies & Components–0.99%
Parker-Hannifin Corp.	241,737	169,916,937
Integrated Oil & Gas–0.85%
Suncor Energy, Inc. (Canada)	3,672,284	144,981,772
Interactive Home Entertainment–1.18%
Nintendo Co. Ltd. (Japan)(c)	1,412,800	82,917,362
Take-Two Interactive Software, Inc.(b)	628,768	118,447,316
		201,364,678
Interactive Media & Services–7.91%
Alphabet, Inc., Class A	3,039,605	513,541,265
Meta Platforms, Inc., Class A	1,468,328	843,290,137
		1,356,831,402
Internet Services & Infrastructure–0.25%
Snowflake, Inc., Class A(b)	249,315	43,580,262
Investment Banking & Brokerage–1.64%
Goldman Sachs Group, Inc. (The)	462,151	281,251,234
Movies & Entertainment–3.22%
Netflix, Inc.(b)	462,614	410,250,722
Spotify Technology S.A. (Sweden)(b)	298,694	142,465,090
		552,715,812
Pharmaceuticals–1.42%
Eli Lilly and Co.	306,756	243,978,385
Real Estate Services–0.97%
CBRE Group, Inc., Class A(b)(c)	1,187,625	166,255,624
Restaurants–0.55%
DoorDash, Inc., Class A(b)	517,442	93,387,932
Semiconductors–16.69%
Broadcom, Inc.	3,156,508	511,606,816
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.(c)	257,012	$145,890,292
NVIDIA Corp.	14,330,996	1,981,260,197
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,203,259	222,193,807
		2,860,951,112
Systems Software–9.90%
Microsoft Corp.	2,897,121	1,226,814,859
ServiceNow, Inc.(b)	448,051	470,202,641
		1,697,017,500
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	4,352,337	1,032,940,140
Trading Companies & Distributors–0.84%
United Rentals, Inc.	165,590	143,400,940
Transaction & Payment Processing Services–2.53%
Fiserv, Inc.(b)	666,463	147,261,665
Visa, Inc., Class A	911,116	287,074,429
		434,336,094
Total Common Stocks & Other Equity Interests (Cost $7,364,533,602)		17,101,724,724
Money Market Funds–0.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e)	16,287,240	16,287,240
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(e)	30,238,615	$30,238,615
Total Money Market Funds (Cost $46,525,855)		46,525,855
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $7,411,059,457)		17,148,250,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 4.63%(d)(e)(f)	3,422,898	3,422,898
Invesco Private Prime Fund, 4.71%(d)(e)(f)	8,780,211	8,782,845
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,205,743)		12,205,743
TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $7,423,265,200)		17,160,456,322
OTHER ASSETS LESS LIABILITIES—(0.09)%		(16,250,590)
NET ASSETS–100.00%		$17,144,205,732
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,282,864	$167,674,869	$(172,670,493)	$-	$-	$16,287,240	$309,956
Invesco Treasury Portfolio, Institutional Class	39,516,202	311,396,186	(320,673,773)	-	-	30,238,615	569,386
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,294,645	191,537,870	(230,409,617)	-	-	3,422,898	188,624*
Invesco Private Prime Fund	110,360,267	566,064,113	(667,633,035)	(4,900)	(3,600)	8,782,845	556,206*
Total	$213,453,978	$1,236,673,038	$(1,391,386,918)	$(4,900)	$(3,600)	$58,731,598	$1,624,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,018,807,362	$82,917,362	$—	$17,101,724,724
Money Market Funds	46,525,855	12,205,743	—	58,731,598
Total Investments	$17,065,333,217	$95,123,105	$—	$17,160,456,322
Invesco American Franchise Fund